CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Revenues	$ 556	$ 0	$ 556	$ 0	$ 0	$ 0
Cost of watchpoints and engagement points	(3,197)	0	(3,197)	0	0	0
Selling, general and administrative	(24,324)	(8,431)	(74,605)	(8,458)	(19,970)	(9)
OPERATING LOSS	(26,965)	(8,431)	(77,246)	(8,458)	(19,970)	(9)
OTHER INCOME:
Interest income, net	35	24	130	24	62	0
Total other income	35	24	130	24	62	0
NET LOSS	(26,930)	(8,407)	(77,116)	(8,434)	(19,908)	(9)
Net loss attributable to non-controlling interest	(215)	0	(215)	0
Net loss attributable to Function(x) Inc.	$ (26,715)	$ (8,407)	$ (76,901)	$ (8,434)
Net loss per common share attributable to Function(x) common stockholders - basic and diluted	$ (0.36)	$ 0.00	$ (1.05)	$ (0.68)	$ (0.40)	$ (0.04)
Weighted average common shares outstanding - basic and diluted	74,708,531	37,549,274	73,184,724	12,474,456	50,354,024	209,600